Earnings (Loss) Per Share - Shares outstanding (Details) - shares			3 Months Ended			9 Months Ended
	Mar. 26, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Mar. 26, 2018	Sep. 30, 2019	Sep. 30, 2018
Earnings Per Share [Abstract]
Weighted Average Number of Shares Outstanding, Basic	21,577,650	19,210,000	20,446,811	21,577,650		20,425,801	21,577,650
Redemption of shares by M III stockholders prior to the merger transaction (in shares)					(7,967,165)
Common shares issued pursuant to Advisor Commitment Agreements, net of forfeited sponsor founder shares (in shares)					(93,685)
Shares issued to Infrastructure and Energy Alternatives, LLC/Seller (in shares)					10,428,500
Company (f/k/a M III Acquisition Corp.) shares outstanding, beginning (in shares)	21,577,650	19,210,000	20,446,811	21,577,650		20,425,801	21,577,650